Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Right-of-Use Assets
Right-of-use assets

	2023
	Warehouse		Cranes	Courtyards		Dock major maintenance	Corporate building	Total
Gross carrying amount
Balance January 1 2023	$245,741		$4,977	$79,779		$22,135	$-	$352,632
Additions	62,630		-	-		-	-	62,630
Disposals	157,746	(a	-	23,215	(b	-	-	180,961
Balance at December 31 2023	150,625		4,977	56,564		22,135	-	234,301

Depreciation
Balance January 1 2023	57,263		2,073	9,140		15,218	-	83,694
Disposals	68,704	(a	-	9,673	(b	-	-	78,377
Depreciation	64,936		2,488	8,075		5,534	-	81,033
Balance December 31 2023	53,495		4,561	7,542		20,752	-	86,350
Carrying amount December 31 2023	$97,130		$416	$49,022		$1,383	$-	$147,951

	2022
	Warehouse		Cranes	Courtyards	Dock major maintenance	Corporate building		Total
Gross carrying amount
Balance January 1 2022	$346,095		$11,722	$71,397	$22,135	$92,170		$543,519
Additions	57,524		4,977	56,564	-	-		119,065
Disposals	157,878	(d	11,722	48,182	-	92,170	(c	309,952
Balance at December 31 2022	245,741		4,977	79,779	22,135	-		352,632

Depreciation
Balance January 1 2022	138,709		11,268	33,459	9,684	13,167		206,287
Disposals	129,255	(d	11,399	34,701	-	21,070	(c	196,425
Depreciation	47,809		2,204	10,382	5,534	7,903		73,832
Balance December 31 2022	57,263		2,073	9,140	15,218	-		83,694
Carrying amount December 31 2022	$188,478		$2,904	$70,639	$6,917	$-		$268,938

(a)	In August 2023, Ademsa renegotiated the lease contract for the offices and warehouses in Azcapotzalco, signing a new contract for one year and two months. The net effect of this transaction (credit) in the amount of $20,227 is shown under other income (expenses).

(b)	Corresponds to the cancellation of the lease contracts for the Manzanillo, Veracruz and Altamira yards of the M&R business.

(c)
It corresponds to the cancellation of the lease agreement of Torre Latino y Cuspide in August, pursuant to the accord and satisfaction contract in payment of 5 real properties with Fibra FUNO (see Note 9a). Moreover, as part of the contract, Fibra FUNO accepts to liquidate the credit in benefit of Banco de Bajío in the amount of $22,000, which gave rise to a loss on the transaction in the amount of $57,804 (see Note 18).

(d)	It corresponds to the cancellation of lease agreements for warehouses used for the storage business.

Information of Lease Liabilities
As of December 31, 2023 and 2022, the information of lease liabilities is presented in the statement of financial position and is summarized below:

	Short-term	Long-term
2023
Payable in Mexican pesos
Warehouse	$62,390	$48,326
Cranes	681	-
Courtyards	2,463	52,110
Major vessel maintenance	1,609	-
	$67,143	$100,436

2022
Payable in Mexican pesos
Warehouse	$52,581	$150,091
Cranes	2,574	456
Courtyards	7,701	65,990
Major vessel maintenance	6,073	1,609
	$68,929	$218,146

Leasing Activities by Type of Right-of-Use Asset
The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Warehouse	7	2 – 9	2	-	7	-
Courtyards	1	2 – 9	1	-	1	-
Cranes	1	1	-	-	-	-
Floating dry-dock	1	1	-	-	-	-

Minimum Future Lease Payments
Lease liabilities are guaranteed with related underlying assets. Future minimum lease payments at December 31 2023 and 2022 were as follows:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance as of December 31, 2023
Lease payments	$84,606	$64,122	$28,902	$56,113	$233,743
Financial charges	(17,463)	(21,683)	(14,328)	(12,690)	(66,164)
Net present value	$67,143	$42,439	$14,574	$43,423	$167,579

Balance as of December 31, 2022
Lease payments	$103,127	$178,272	$44,319	$70,243	$395,961
Financial charges	(34,198)	(38,237)	(17,071)	(19,380)	(108,886)
Netpresent value	$68,929	$140,035	$27,248	$50,863	$287,075

Expense Relating to Payments not Included in Measurement of Lease Liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	2023	2022
Short-term leases (a)	$523,174	$694,200
Leases of low-value assets	8,294	6,249
	$531,468	$700,449

(a)	Corresponds to the leasing of mud and parcel tankers vessels.